Related Parties (Details - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Parties
Trade and other payables to related Parties	R$ 89,594	R$ 71,054
Gain (loss) through financial discounts about prepayment reimbursement of SMS costs	R$ 9,745	R$ 2,016